Acquisitions and disposals - Summary of Impact of Disposals (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disposals [Abstract]
Goodwill and intangible assets	€ 3	€ 1	€ 82
Other non-current assets	4	21	19
Current assets	10	5	15
Trade creditors and other payables	(3)	(1)	(12)
Net assets sold	14	26	104
Profit/(loss) on sale attributable to Unilever	35	9	65
Consideration	49	35	169
Cash	40	34	168
Cash balances of businesses sold	3	0	1
Non-cash items and deferred consideration	€ 6	€ 1	€ 0